Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are tourism products, technology and cross board merchandise. Apart from the above three business segments, two segments were discontinued in 2022, which are wholesale and retail of menswear and subcontracting of menswear. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Tourism products			Technology			Cross- board merchandise			Consolidated
	For the year ended			For the year ended			For the year ended			For the year ended
	December 31,			December 31,			December 31,			December 31,
By business	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Sales to external customers	22,048,052	21,561,671	79,092,342	1,530,812	2,719,463	782,302	26,261,424	7,559,454	83	49,840,288	31,840,588	79,874,727
Segment revenue	22,048,052	21,561,671	79,092,342	1,530,812	2,719,463	782,302	26,261,424	7,559,454	83	49,840,288	31,840,588	79,874,727
Segment gross margins	730,173	1,981,107	704,391	589,968	2,714,434	760,028	7,032,175	760,828	64	8,352,316	5,456,369	1,464,483
Reconciling items	-	-	-	-	-	-	-	-	-	(4,534,285)	(2,412,591)	(56,847,143)
Profit/(loss) before tax	-	-	-	-	-	-	-	-	-	3,818,032	3,043,779	(55,382,660)
Income tax income/(expense)	-	-	-	-	-	-	-	-	-	(744,225)	-	(621)
Profit/(loss) for the continuing business	-	-	-	-	-	-	-	-	-	3,073,807	3,043,779	(55,383,281)
Discontinued operation	-	-	-	-	-	-	-	-	-	-	-	(18,109,150)
Profit/(loss) for the year	-	-	-	-	-	-	-	-	-	3,073,807	3,043,779	(73,492,431)

	As of December 31, 2024
	Technology	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	1,241,312	234,983	9,859,897	278,328	11,614,520
Non-current assets	8,116,020	-	9,945,306	11,868	18,073,194
Total assets	9,357,332	234,983	19,805,203	290,196	29,687,714

Current liabilities	3,424,897	489,910	3,227,949	1,637,986	8,780,742
Non-current liabilities	-	-	-	4,463	4,463
Total liabilities	3,424,897	489,910	3,227,949	1,642,449	8,785,205

	As of December 31, 2023
	Technology	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	69,156	-	11,751,893	7,671,816	19,492,864
Non-current assets	2,425,537	-	-	-	2,425,537
Total assets	2,494,693	-	11,751,893	7,671,816	21,918,401

Current liabilities	2,516,796	-	1,590,045	2,656,865	6,763,706
Total liabilities	2,516,796	-	1,590,045	2,656,865	6,763,706

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Year ended December 31,
	2024	2023	2022
Customer A	21,003,414	23,621,588	74,340,429
Customer B	12,253,108	*	-
Customer C	6,011,902	*	-
Customer D	5,071,066	*	*
Total revenue	49,840,288	31,840,588	79,874,727

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2024	2023	2022
Supplier A	*	4,722,466	10,562,686
Supplier B	*	3,064,076	15,496,731
Supplier C	*	2,964,493	*
Supplier D	*	3,005,258	*
Supplier E	17,194,330	10,474,295	*
Total purchase	40,546,552	25,943,353	78,902,955

*	The purchase from this supplier is not over 10% of total purchase of the Company.